LOANS RECEIVABLE - Loans receivable portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit quality indicator
Delinquency rate	26.20%	11.00%	14.10%
Loans receivable	$ 57,925	$ 107,930	$ 82,927
Current
Credit quality indicator
Loans receivable	42,757	96,048	71,215
1 - 90 days past due
Credit quality indicator
Loans receivable	3,719	2,921	1,073
91 - 180 days past due
Credit quality indicator
Loans receivable	366	173
181 - 360 days past due
Credit quality indicator
Loans receivable	3,892	2,946	4,434
361 - 720 days past due
Credit quality indicator
Loans receivable	1,913	967	3,188
Over 720 days past due
Credit quality indicator
Loans receivable	$ 5,278	$ 4,875	$ 3,017